Provisions	12 Months Ended
Dec. 31, 2021
Provisions [abstract]
Provisions	Provisions
Accounting policies

Provisions for contingencies and charges

Provisions for contingencies and charges reflect obligations resulting from various disputes and risks which due dates and amounts are uncertain, that the Company may face as part of its normal business activities.

A provision is recognized when the Company has a present obligation (legal or constructive) as a result of a past event, where it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation and a reliable estimate can be made of the amount of the obligation.

The amount recorded in provisions is a best estimate of the outflow of resources that will be required to settle the obligation, discounted, if required, at year-end.

Provisions for retirement obligations

Company employees receive the retirement benefits provided for by law in France:

•Lump-sum retirement benefit paid by the Company to employees upon retirement (defined benefit plan); and
•Pension benefits paid by social security agencies, which are financed through employer and employee contributions (State defined contribution plan).

The cost of retirement benefits payable under defined benefit plans is estimated using the projected credit unit cost method.

Based on this method, the cost of retirement is recorded in income such that the amount is distributed uniformly over the term of the employee’s career. Past service cost related to non-vested benefits is recognized as an expense (increase in the benefits granted) or as income (reduction in the benefits granted) when the plan amendment or curtailment occurs. Actuarial gains and losses are recognized directly and in full in other comprehensive income (loss) under equity.

Retirement benefit obligations are measured at the present value of future estimated payments by reference to market yields on high quality corporate bonds with a maturity equivalent to that estimated for the plan. The Company uses experts to carry out an annual valuation of the plans. The Company's payments to defined contribution plans are recognized as expenses in each period to which they relate.

As of December 31, 2021 and 2020, the Company updated the parameters for calculating the lump-sum retirement benefit plan to take recent changes into account. The salary increase rate, staff turnover and discount rate were all updated (see Note 11.2 for further details on assumptions used).

(in thousands of euros)	As of January 1, 2021	Increases	Decreases	As of December 31, 2021
Lump-sum retirement benefits	414	—	(97)	318
Non-current provisions	414	—	(97)	318
Provisions for disputes	40	54	—	94
Provision for charges	—	16	—	16
Current provisions	40	70	—	110
Total provisions	454	70	(97)	428

(in thousands of euros)	As of January 1, 2020	Increases	Decreases(1)	As of December 31, 2020
Lump-sum retirement benefits	331	83	—	414
Non-current provisions	331	83	—	414
Provisions for disputes	—	40	—	40
Provision for charges	164	—	(164)	—
Current provisions	164	40	(164)	40
Total provisions	495	123	(164)	454
(1)See Statement of consolidated cash flows and Note 16.4 for the nature of these decreases

11.1 Current provisions

Provisions for disputes comprise employee disputes in progress. The increase during 2021 and 2020 of €54 thousand and €40 thousand, respectively, were due to a new employee dispute that occurred during the respective years.

In 2020, the reversal of provisions for charges of €164 thousand were related to termination costs accounted for in 2019 following an employee departure.

11.2 Non-current provisions

Commitments for retirement benefits

	As of December 31,
(in thousands of euros)	2021	2020
Provision as of beginning of period	414	331
Cost of services	84	76
Interests / discounting costs	1	3
Expense for the period	85	79
Gains or losses related to experience	(133)	(61)
Gains or losses related to change in demographic assumptions	(5)	3
Gains or losses related to change in financial assumptions	(43)	62
Actuarial gains or losses recognized in other comprehensive income	(182)	4
Provision as of end of period	318	414

The assumptions used to measure lump-sum retirement benefits are as follows:

Measurement date	December 31, 2021	December 31, 2020
Retirement assumptions	Management: Age 66 Non-management: Age 64	Management: Age 66 Non-management: Age 64
Social security contribution rate	42.01%	44%
Discount rate	0.98%	0.33%
Mortality tables	Regulatory table INSEE 2015 -2017	Regulatory table INSEE 2014 -2016
Salary increase rate (including inflation)	Executive: 3% Non-Executive: 2.5%	Executive: 3% Non-Executive: 2.5%
Staff turnover	Constant average rate of 5.86%	Constant average rate of 5.86%
Duration	20 years	17 years

The rights granted to Company employees are defined in the Collective Agreement for the Pharmaceutical industry (manufacturing and sales of pharmaceutical products).

The staff turnover rate was determined using a historical average over the 2015-2019 period.
The sensitivity to the discount rate and to the salary growth is as follows:

Discount rate	0.73%	0.98%	1.23%
Defined Benefit Obligation as of December 31, 2021 (in thousands of euros)	333	318	303

The company does not expect to pay a material amount of benefits for the five next years.